As filed with the Securities and Exchange Commission on August 26, 2010
1933 Act Registration No. 333-63505
1940 Act Registration No. 811-05721

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

POST-EFFECTIVE AMENDMENT NO. 38 /X/

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 239  /X/

Lincoln National Variable Annuity Account H
(Exact Name of Registrant)

American Legacy Shareholder's Advantage
American Legacy Shareholder's Advantage A Class

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana 46801
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Nicole S. Jones, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and Address of Agent for Service)

Copy to:
Ronald R. Bessette, Esquire
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on August 30, 2010, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _______________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H
American Legacy Shareholder's Advantage

Supplement dated August 30, 2010 to the Prospectus dated May 1, 2010

This supplement outlines changes to your variable annuity contract for contracts purchased on or after June 30, 2010 (if purchased as part of a fee-based financial plan) and for all other contracts purchased on or after November 15, 2010. This supplement is for informational purposes and requires no action on your part.
•	The mortality and expense risk charges and the charges for i4LIFE® Advantage will increase for all contracts purchased on or after November 15, 2010.
•
If your contract is purchased as part of a fee-based financial plan on or after June 30, 2010, the charge for the EGMDB death benefit will not change and the charges for the Guarantee of Principal death benefit and Account Value death benefit as well as the charges for the i4LIFE® Advantage Guarantee of Principal death benefit and Account Value death benefit will be reduced.

The changes outlined in this supplement will not impact existing contractowners. These changes result in the following revisions to your May 1, 2010 prospectus. All other provisions of your prospectus remain unchanged.

Special Terms – Effective June 30, 2010, the definition for Fee-based financial plan in the Special Terms section of the prospectus is deleted and replaced with the following definition:

Fee-based financial plan: A wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. Such programs can be offered by broker-dealers, banks and registered investment advisors, trust companies and other firms. Under this arrangement, the contractowner pays the investment firm/professional directly for services. Different charges and expenses apply to contracts purchased as part of a fee-based financial plan.

Expense Tables – As of June 30, 2010, the fees and expenses table below replaces in its entirety the Contractowner Transaction Expenses table in the Expense Tables section of the prospectus:

Contractowner Transaction Expenses:

Sales charge (as a percentage of gross purchase payments):                                    5.50%*
*The sales charge percentage decreases as the value accumulated under certain of the owner’s investment increases. See Charges and Other Deductions. The sales charge will be waived for contracts purchased as part of a fee-based financial plan. For contracts purchased prior to February 8, 2010, the maximum sales charge is 5.75%. See Charges and Other Deductions in the prospectus.

Expense Tables – As of June 30, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table in the Expense Tables section:
Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after November 15, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased as part of a fee-based financial plan on or after June 30, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.65%	0.60%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to June 30, 2010 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):
	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each subaccount	1.10%	0.90%	0.75%	0.65%

In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

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Expense Tables – As of June 30, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010 (other than contracts purchased as part of a fee-based financial plan):
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased as part of a fee-based financial plan on or after June 30, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.05%	1.00%

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts purchased as part of a fee-based financial plan prior to June 30, 2010 and all other contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections on or after September 13, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge 0.65%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections prior to September 13, 2010):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***

For example, if you purchase the i4LIFE® Advantage EGMDB for 1.30% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.80% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

Expense Tables – As of June 30, 2010, the expense tables below replace in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date if your contract was purchased as part of a fee-based financial plan on or after June 30, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior to June 30, 2010 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (if not purchased as part of a fee-based financial plan):

•Mortality and expense risk charge and Administrative charge	0.60%

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Examples – As of November 15, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

Examples

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$999	$1,897	$2,863	$5,622

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$999	$1,897	$2,863	$5,622

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in your prospectus. In addition, an overview of these riders is provided with your prospectus.

SUMMARY OF COMMON QUESTIONS – The following paragraph is is inserted after the first paragraph in the Summary of Common Questions section of the prospectus.

Your contract may be issued as part of a fee-based financial plan. A fee based financial plan may be a wrap account, managed account or other investment program whereby an investment firm/professional offers asset allocation and/or investment advice for a fee. We waive sales charges and charge lower mortality and expense risk charges as well as a lower charge for i4LIFE® Advantage on contracts issued as part of a fee-based financial plan.

Charges and Other Deductions – The following discussion outlines changes to the Charges and Other Deductions section of your prospectus.

The following sentence is added immediately prior to the Deductions from the VAA section of your prospectus:

Due to the different cost structure of contracts purchased as part of a fee-based financial plan, such contracts will have different mortality and expense risk charges and a waiver of the sales charge.

As of June 30, 2010, the following tables replace in its entirety the Deductions from the VAA section of your prospectus.

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Deductions from the VAA

For contracts purchased on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

For contracts purchased as part of a fee-based financial plan on or after June 30, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.55%	0.50%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.65%	0.60%

For contracts purchased prior to June 30 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (if not purchased as part of a fee-based financial plan), we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.75%	0.65%

Sales Charge – The following sentence is added as a new final sentence to the Sales Charge section of your prospectus:

As of June 30, 2010, the sales charge will be waived for contracts purchased as part of a fee-based financial plan.

Rider Charges –  As of June 30, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. As of November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB.

As of June 30, 2010, for contracts purchased as part of a fee-based financial plan, the annual rate of the i4LIFE® Advantage charge is: 1.00% for the i4LIFE® Advantage Account Value death benefit; 1.05% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

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For contracts purchased prior to June 30 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010, (other than contracts purchased as part of a fee-based financial plan), the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.

This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined.  After the Access Period ends and the Lifetime Income Period commences, there is no death benefit and the i4LIFE® Advantage charge will be an annual rate of 1.15% of the Account Value (1.00% if for contracts purchased as part of a fee-based financial plan). (For contracts purchased prior to June 30 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010, (other than contracts purchased as part of a fee-based financial plan), the annual rate is 1.05%.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

As of November 15, 2010, the total annual rate is as follows: 1.70% for the i4LIFE® Advantage Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan on or after June 30, 2010 and prior to November 15, 2010, the total percentage charge is computed daily as follows: 1.50% for the i4LIFE® Advantage Account Value death benefit; 1.55% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan on or after November 15, 2010, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to June 30 (if purchased as part of a fee-based financial plan) or prior to November 15, 2010 (contracts other than those purchased as part of a fee-based financial plan), the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of this prospectus).  At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% of the Account Value. (For contracts purchased as part of a fee-based financial plan beginning June 30, 2010 and prior to November 15, 2010, the guaranteed maximum annual charge is 1.50%.) If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE ® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

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4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily.

As of November 15, 2010, the annual rate is as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.

As of June 30, 2010, for contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to June 30 if purchased as part of a fee-based financial plan or prior to November 15, 2010 if not purchased as part of a fee-based financial plan, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB.

For contracts purchased as part of a fee-based financial plan, the total percentage charge is computed daily as follows: 1.65% for the i4LIFE® Advantage Account Value death benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to June 30 if purchased as part of a fee-based financial plan or prior to November 15, 2010 if not purchased as part of a fee-based financial plan, the total current percentage charge is as follows:  1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

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Other Charges and Deductions – As of June 30, 2010, the paragraph below replaces in its entirely the second paragraph of the Other Charges and Deductions section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to November 15, 2010 and on all contracts purchased as part of a fee-based financial plan on or after June 30, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

Contracts – Death Benefits.

General Death Benefit Information – As of June 30, 2010, the last sentence of the third paragraph of this section is replaced with the following:

If either the surviving spouse or the surviving annuitant is 76 or older, and the death benefit in effect at the time the beneficiary elected to continue the contract is the EEB Rider death benefit, the death benefit for the continued contract will be the EGMDB death benefit. The annual charge for the continued contract will be 1.05% of the average daily net assets in the subaccounts, or, if your contract is purchased as part of a fee based financial plan,0.90% of the average daily net assets in the subaccounts.If your contract was purchased before November 15, 2010, the total annual charge is 0.90% of the average daily net assets in the subaccounts. If your contract was purchased before June 6, 2005, the total annual charge is 0.72% of the average daily net assets in the subaccounts, depending on state approval.

Please retain this Supplement for future reference.

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THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln National Variable Annuity Account H
American Legacy Shareholder's Advantage

Supplement to the Prospectus dated May 1, 2010

This supplement outlines changes to your variable annuity contract for contracts purchased on or after November 15, 2010.  This supplement is for informational purposes and requires no action on your part.

The mortality and expense risk charges and the charge for i4LIFE® Advantage will increase for all contracts purchased on or after November 15, 2010.  The changes outlined in this supplement will not impact existing contractowners. These changes result in the following revisions to your May 1, 2010 prospectus. All other provisions of your prospectus remain unchanged.

Expense Tables – As of November 15, 2010, the expense charts below replace in its entirety the Separate Account Annual Expenses table section in the Expense Tables section of the prospectus:

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased on or after November 15, 2010:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts) for contracts purchased prior to November 15, 2010:
	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.75%	0.65%

Expense Tables – As of November 15, 2010, the expense chart below replaces in its entirety the i4LIFE® Advantage Payout Phase section in the Expense Table:

The next table describes charges that apply only when i4LIFE® Advantage is in effect. The charge for any Guaranteed Income Benefit, if elected, is added to the i4LIFE® Advantage charge and the total is deducted from your average daily account value.

i4LIFE® Advantage Payout Phase (On and After the Periodic Income Commencement Date):

i4LIFE® Advantage (as a daily percentage of average account value) for contracts purchased on or after November 15, 2010:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.45%	1.20%	1.15%

i4LIFE® Advantage (as a daily percentage of average Account Value) for contracts purchased prior to November 15, 2010:

	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Annual charge	1.30%	1.15%	1.05%

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Optional Rider Charges:

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections on or after November 15, 2010):
•	Guaranteed maximum annual percentage charge 2.00%
•	Current annual percentage charge 0.65%

i4LIFE® Advantage Guaranteed Income Benefit (as a daily percentage of average account value)
(elections prior to November 15, 2010):
•	Guaranteed maximum annual percentage charge 1.50%*
•	Current annual percentage charge 0.50%**

4LATER® Advantage Guaranteed Income Benefit (as a daily percentage of average account value):
•	Guaranteed maximum annual percentage charge 1.50%
•	Current annual percentage charge 0.65%***
For example, if you purchase the i4LIFE® Advantage EGMDB for 1.45% with the 4LATER® Advantage Guaranteed Income Benefit at a maximum charge of 1.50%, your total annual charge is 2.95% (as a daily percentage of average account value).

*Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed the ability in the future to purchase i4LIFE® Advantage with the Guaranteed Income Benefit and may purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase the Lincoln Lifetime IncomeSM Advantage.
**The percentage charge will change to the current charge in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge.
***For riders purchased before January 20, 2009, the current annual percentage charge will increase from 0.50% to 0.65% upon the next election to reset the Income Base.

Expense Tables – As of November 15, 2010, the expense tables below replaces in its entirety the section of the Expense Table that outlines expenses paid on and after the annuity commencement date.

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased on or after November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.75%

The next table describes the separate account annual expenses (as a percentage of average daily net assets in the subaccounts) you pay on and after the Annuity Commencement Date for contracts purchased prior to November 15, 2010:

•Mortality and expense risk charge and Administrative charge	0.60%

Examples- As of November 15, 2010, the following Examples section replaces in its entirety the Examples section of your prospectus.

Examples

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB and the Lincoln Lifetime IncomeSM Advantage 2.0 at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$999	$1,897	$2,863	$5,622

2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$999	$1,897	$2,863	$5,622

For more information, see Charges and Other Deductions in this prospectus, and the prospectus for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income payments or annuity payouts are made. See The Contracts – i4LIFE® Advantage, Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Guaranteed Income Benefit and Annuity Payouts, including Lincoln SmartIncomeSM Inflation. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

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Summary of Common Questions – The following paragraph replaces the paragraph titled “What are Living Benefit Riders?” in the Summary of Common Questions section of your May 1, 2010 prospectus:

What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders are the Lincoln SmartSecurity® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (both of which are withdrawal benefit riders) and 4LATER® Advantage and i4LIFE® Advantage (with or without the Guaranteed Income Benefit) (both of which are annuity payout riders). If you select a Living Benefit rider, excess withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), and you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit). Excess withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. These riders are discussed in detail in your prospectus. In addition, an overview of these riders is provided with your prospectus.

Charges and Other Deductions – As of November 15, 2010, the following table replaces in its entirety the Deductions from the VAA section of your prospectus.

Deductions from the VAA

For contracts purchased on or after November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.15%	0.95%	0.70%	0.65%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.25%	1.05%	0.80%	0.75%

For contracts purchased prior to November 15, 2010, we apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:

	With Estate Enhancement Benefit Rider (EEB)	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit	Account Value Death Benefit
• Mortality and expense risk charge	1.00%	0.80%	0.65%	0.55%
• Administrative charge	0.10%	0.10%	0.10%	0.10%
• Total annual charge for each
subaccount	1.10%	0.90%	0.75%	0.65%

Rider Charges –  As of November 15, 2010, the following sub-sections under Charges and Other Deductions – Rider Charges in your prospectus are replaced in their entirety by the discussion that follows: i4LIFE® Advantage Charge, i4LIFE® Advantage Guaranteed Income Benefit Charge, 4LATER® Guaranteed Income Benefit Charge and Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers.

i4LIFE® Advantage Charge. i4LIFE® Advantage is subject to a charge (imposed during the i4LIFE® Advantage payout phase), computed daily of the Account Value. The annual rate of the i4LIFE® Advantage charge is: 1.15% for the i4LIFE® Advantage Account Value death benefit; 1.20% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.45% for the i4LIFE® Advantage EGMDB.
For contracts purchased prior to November 15, 2010, the annual rate of the i4LIFE® Advantage charge is: 1.05% for the i4LIFE® Advantage Account Value death benefit; 1.15% for the i4LIFE ® Advantage Guarantee of Principal death benefit; and 1.30% for the i4LIFE® Advantage EGMDB.)

This charge consists of a mortality and expense risk and administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). If i4LIFE® Advantage is elected at issue of the contract, i4LIFE® Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE® Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. After the Access Period ends and the Lifetime Income Period commences, there is no death benefit and the i4LIFE® Advantage charge will be an annual rate of 1.15% of the Account Value.

i4LIFE® Advantage Guaranteed Income Benefit Charge. The Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is computed daily as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later in the i4LIFE® Advantage section of the prospectus).  At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 2.00% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE ® Advantage section of this prospectus).

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After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

4LATER® Guaranteed Income Benefit Charge. The 4LATER® Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is: 1.70% for the i4LIFE® Account Value death benefit; 1.80% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.95% for the EGMDB. (For riders purchased before January 20, 2009, the current annual percentage charge is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.

On and after the periodic income commencement date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® charge as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the periodic income commencement date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER® charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER® Guaranteed Income Benefit percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER® Guaranteed Income Benefit percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of Account Value.

After the periodic income commencement date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate.

Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage with the Guaranteed Income Benefit, the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge of 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge for a total current percentage charge of the Account Value, computed daily as follows: 1.80% for the i4LIFE® Advantage Account Value death benefit; 1.85% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 2.10% for the i4LIFE® Advantage EGMDB.

For contracts purchased prior to November 15, 2010, the total current percentage charge is as follows: 1.55% for the i4LIFE® Advantage Account Value death benefit; 1.65% for the i4LIFE® Advantage Guarantee of Principal death benefit; and 1.80% for the i4LIFE® Advantage EGMDB.

Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase the Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit percentage charge will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current regular income payment (described later). At the time you elect a new step-up period, the percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your percentage charge is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the percentage charge, on a going forward basis, to the percentage charge in effect before the step-up period election occurred. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).

After the periodic income commencement date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate.

Other Charges and Deductions – As of November 15, 2010, the paragraph below replaces in its entirely the second paragraph of this section of your prospectus.

The mortality and expense risk and administrative charge of 0.75% of the contract value (0.60% of the contract value on all contracts purchased prior to November 15, 2010) will be assessed on all variable annuity payouts (except for the i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.

The Contracts – Death Benefits.

General Death Benefit Information – As of November 15, 2010, the last sentence of the third paragraph of this section is replaced with the following sentence:

If either the surviving spouse or the surviving annuitant is 76 or older, and the death benefit in effect at the time the beneficiary elected to continue the contract is the EEB Rider death benefit, the death benefit for the continued contract will be the EGMDB death benefit for a total annual charge of 1.05% of the average daily net assets in the subaccounts. If your contract was purchased before November 15, 2010, the total annual charge is 0.90% of the average daily net assets in the subaccounts. If your contract was purchased before June 6, 2005, the total annual charge is 0.72% of the average daily net assets in the subaccounts, depending on state approval.

Fee-based financial plans – Contracts under this prospectus are not available for purchase under fee-based financial plans. As such, as of November 15, 2010, all references to fee-based financial plans are deleted.

Please retain this Supplement for future reference.

A2-4

PART A

The prospectuses for the American Legacy Shareholder's Advantage and American Legacy Shareholder's Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 333-63505) filed on April 16, 2010.

Supplements to the prospectuses for the American Legacy Shareholder's Advantage and American Legacy Shareholder's Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 37 (File No. 333-63505) filed on July 2, 2010.

PART B

The Statements of Additional Information for the American Legacy Shareholder’s Advantage and American Legacy Shareholder's Advantage A Class variable annuity contracts are incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 333-63505) filed on April 16, 2010.

Lincoln National Variable Annuity Account H
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A
The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 333-63505) filed on April 16, 2010.

2. Part B
The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 333-63505) filed on April 16, 2010.

Statement of Assets and Liabilities - December 31, 2009
Statement of Operations - Year ended December 31, 2009
Statements of Changes in Net Assets - Years ended December 31, 2009 and 2008
Notes to Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

3. Part B
The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 333-63505) filed on April 16, 2010.

Consolidated Balance Sheets - Years ended December 31, 2009 and 2008
Consolidated Statements of Income - Years ended December 31, 2009, 2008, and 2007
Consolidated Statements of Shareholder's Equity - Years ended December 31, 2009, 2008, and 2007
Consolidated Statements of Cash Flows - Years ended December 31, 2009, 2008, and 2007
Notes to Consolidated Financial Statements - December 31, 2009
Report of Independent Registered Public Accounting Firm

(b)	List of Exhibits

(1)
Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 033-27783) filed on December 5, 1996.

(2)	None.

(3)	(a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(b)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment 24 (File No. 333-61554) filed on December 18, 2007.

(4)	(a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-63505) filed on November 25, 1998.

	(b)	Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

	(c)	Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

	(d)	EEB Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-63505) filed on April 10, 2001.

	(e)	Variable Annuity Income Rider (I4LQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 63505) filed on April 17, 2002.

	(f)	Variable Annuity Income Rider (I4LNQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333- 63505) filed on April 17, 2002.

(g)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 63505) filed on October 11, 2002.

(h)	Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333- 63505) filed on October 11, 2002.

(i)	IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2003.

(j)	IRA Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(k)	Roth IRA Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(l)	Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(m)	Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 7(File No. 333- 63505) filed on April 24, 2003.

(n)	Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2004.

(o)	Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(p)	Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(q)	Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(r)	Section 403(b) Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333- 63505) filed on April 24, 2003.

(s)	Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(t)	Estate Enhancment Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(u)	Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505) filed on April 24, 2003.

(v)	Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-63505 filed on April 24, 2003.

(w)	Variable Annuity Income Rider (I4LA NQ PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(x)	Variable Annuity Income Rider (I4LA Q PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(y)	Variable Annuity Contract (30070 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333- 63505) filed on April 8, 2004.

(z)	Annuity Payment Option Rider (32145 8/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-63505) filed on April 8, 2004.

(aa)	Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-18419) filed on June 9, 2004.

(bb)	Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(cc)	Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

(dd)	Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

	(ee)	Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

	(ff)	Guaranteed Income Later Rider (4LATER 2/06) incorporated herein to Post-Effective Amendment No. 23 (File No. 333- 36316) filed on April 4, 2006.

	(gg)	Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(hh)	Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(ii)	Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(jj)	Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333- 40937) filed on April 18, 2006.

	(kk)	Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(ll)	Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

	(mm)	Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 333- 63505) filed on December 21, 2006.

	(nn)	Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-63505) filed on April 10, 2007.

	(oo)	Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-63505) filed on April 10, 2007.

	(pp)	Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.

	(qq)	Variable Annuity Living Benefits Rider (AR-512 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(rr)	Variable Annuity Living Benefits Rider (AR-512P 1/09) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(ss)	Guaranteed Income Benefit Rider (AGIB 6/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(tt)	Section 403(b) Annuity Endorsement (32481-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 26 (File No. 333-63505) filed on April 3, 2009.

	(uu)	SmartIncome Rider and Amendment (AE 525 2/09) incorporated herein by reference to Post-Effective Amendment No. 38 (File No. 333-61554) filed on December 7, 2009.

(5)	(a) Application (ALSA 1/08) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-63505) filed on April 8, 2008.

	(b)	Application for fee-based option (ALSAFB 1/08) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-63505) filed on April 8, 2008.

(6)	(a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 24, 1996.

	(b)	By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.

(7)
(a) Automatic Indemnity Reinsurance Agreement Amended and Restated as of October 1, 2009 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 43 (File No. 033-26032) filed on April 7, 2010.

(b)
Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and Swiss Re Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-138190) filed on April 8, 2008.

(i) Amendments to Automatic Reinsurance Agreement effective July 1, 2007 between The Lincoln National Life Insurance Company and SwissRe Life & Health America Inc. incorporated herein by reference to Post-Effective Amendment No. 40 (File No. 333-40937) filed on April 7, 2010.

(8)
(a) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 13 on Form N-6 (File No. 333-146507) filed on April 1, 2010.

(b)
Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(c)
Rule 22c-2 Agreement between The Lincoln National Life Insurance Company and American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9)
Opinion and Consent of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-63505) filed on August 13, 1999.

(10)	(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 35 (File No. 333-63505) filed on April 16, 2010.

(11)	Not applicable

(12)	Not applicable

(13)	Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-145531) filed on August 26, 2010.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account H as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Chuck C. Cornelio**	Executive Vice President, Chief Administrative Officer
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Larry A. Samplatsky***	Vice President and Chief Compliance Officer
Mark E. Konen****	Senior Vice President and Director
Keith J. Ryan*	Vice President and Director
Nicole S. Jones**	Senior Vice President and General Counsel
Charles A. Brawley, III**	Vice President and Secretary
C. Phillip Elam, II****	Senior Vice President and Chief Investment Officer
Rise' C.M. Taylor*	Vice President and Treasurer
*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, CT 06103
****Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners
As of July 31, 2010 there were 366,423 contract owners under Account H.

Item 28. Indemnification
(a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings. In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. ("LFD") currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Anant Bhalla*	Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Director
Thomas P. O'Neill*	Vice President and Director
Linda E. Woodward***	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
***Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings
(a)
Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d)
Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

(e)
Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

Item 33.
For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

SIGNATURES

a)
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 38 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 26th day of August, 2010.

Lincoln National Variable Annuity Account H (Registrant)
American Legacy Shareholder's Advantage
American Legacy Shareholder's Advantage A Class

By:	/s/ Delson R. Campbell
Delson R. Campbell
Assistant Vice President, The Lincoln National Life Insurance Company
(Title)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Brian A. Kroll
Brian A. Kroll
(Signature-Officer of Depositor)
Vice President, The Lincoln National Life Insurance Company
(Title)

(b)	As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on August 26, 2010.
Signature	Title
*	President and Director (Principal Executive Officer)
Dennis R. Glass
*	Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford	(Principal Financial Officer)
*	Executive Vice President and Chief Adminstrative Officer
Charles C. Cornelio
*	Senior Vice President and Chief Investment Officer
C. Phillip Elam, II
*	Senior Vice President and Chief Risk Officer
Randal J. Freitag
*	Senior Vice President and Director
Mark E. Konen
*	Vice President and Director
Keith J. Ryan

*By:/s/ Delson R. Campbell	Pursuant to a Power of Attorney
Delson R. Campbell